Financing receivables, net - (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment of investments	$ 93,632	$ 6,186	$ 8,870
Impairment Charges in General and Administrative Expenses	(70)	676	24,811
Allowance for expected credit loss	0	0
Financing receivables, gross	20,317	50,002
Allowance for expected credit loss on financing receivables	20,317	30,114	26,772
Total financing receivables		19,888
Micro-credit personal loans
Financing Receivables, Non-accrual Status	20,317	$ 19,971
Corporate loans
Sale-and-leaseback arrangements under corporate loans , the principal amount due in January 2019 and the lessee unable to repay			2,416
Impairment of investments			$ 10,430
Financing receivables, gross	30,607
Allowance for expected credit loss on financing receivables	10,430
Total financing receivables	$ 20,177